Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
30-Sep-2017
Dates
Interest Period of the Class A-1, A-2b Notes (from... to)
Collection Period (from... to)
19
16-Oct-2017
Payment Date
30-Sep-2017
1-Sep-2017
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2a, A-3 and A-4 Notes (from... 10/15/20
12-Oct-2017
Record Date
13-Oct-2017
31
16-Oct-2017
15-Sep-2017
30/360 Days
30
15-Sep-2017
15-Oct-2017
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
Class A-1 Notes
0.000000
280,000,000.00
0.000000
0.00
0.00
54,070,300.22
Class A-2A Notes
77.446874
429,000,000.00
0.048591
33,224,709.07
20,845,591.15
23,190,991.24
Class A-2B Notes
77.446874
184,000,000.00
0.048591
14,250,224.87
8,940,766.37
325,000,000.00
Class A-3 Notes
0.000000
325,000,000.00
1.000000
0.00
325,000,000.00
79,930,000.00
Class A-4 Notes
0.000000
79,930,000.00
1.000000
0.00
79,930,000.00
482,191,291.46
Total Note Balance
1,297,930,000.00
47,474,933.94
434,716,357.52
Overcollateralization
279,241,629.20
279,241,629.20
Total Securitization Value
1,560,009,098.90
262,079,098.90
present value of lease payments
present value of Base Residual Value
761,432,920.66
713,957,986.72
611,477,285.24
1,013,231,898.66
546,777,200.24
117,745,639.91
102,480,701.48
643,687,280.75
Initial Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
262,079,098.90
16.80%
279,241,629.20
17.90%
17.90%
279,241,629.20
Target Overcollateralization Amount (until Class A-2 Notes are paid in full)
Target Overcollateralization Amount (after Class A-2 Notes are paid in full)
263,641,538.18
16.90%

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
30-Sep-2017
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.650000%
0.000000
0.00
0.000000
0.00
Class A-2A Notes
1.340000%
0.140742
33,285,087.57
77.587617
60,378.50
Class A-2B Notes
1.794440%
0.194755
14,286,059.87
77.641630
35,835.00
Class A-3 Notes
1.520000%
1.266667
411,666.67
1.266667
411,666.67
Class A-4 Notes
1.690000%
1.408333
112,568.08
1.408333
112,568.08
$48,095,382.19
Total
620,448.25

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
30-Sep-2017
Lease Payments Received
Net Sales Proceeds-early terminations (incl Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
13,809,583.71
244,545.45
0.00
0.00
83,776.34
0.00
24,416.84
24,756,633.10
14,867,729.32
Total Exchange Note Payments
Available Funds ABS Notes
Available 2016-A Collections
53,458,362.97
Exchange Note Balance
Initial
Balance
Beginning
Balance
Ending
Balance
1,482,008,643.96
683,432,465.72
635,957,531.78
48,443,129.93
48,443,129.93
(2) Interest Distributable Amount Class A Notes
(3) Priority Principal Distribution Amount
620,448.25
0.00
(4) To Reserve Fund to reach the Reserve Fund Required Amount
(5) Regular Principal Distribution Amount
(6) Additional Servicing Fee and Transition Costs
0.00
47,474,933.94
0.00
(7) Total Trustee Fees and any Asset Representations Reviewer fees
[not previously paid under (1)]
0.00
(8) Excess Collections to Certificateholders
347,747.74
Total Distribution
(1) Total Trustee Fees and any Asset Representations Reviewer fees
(max. $250,000 p.a.)
0.00
48,443,129.93
Nonrecoverable Advances to the Servicer
(1) Total Servicing Fee
(2) Exchange Note Interest Distributable Amount
(1.70%)
634,527.43
0.00
968,195.99
(3) Exchange Note Principal Distributable Amount
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributable Amount and the Exchange Note Principal
Distributable Amount
(5) Remaining Funds Payable
47,474,933.94
Total Distribution
53,458,362.97
Distributions ABS Notes
Distribution on the Exchange Note
0.00
4,380,705.61

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
30-Sep-2017
Distribution Detail
Amount Paid
Shortfall
Amount Due
0.00
634,527.43
634,527.43
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
620,448.25
620,448.25
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
60,378.50
0.00
60,378.50
thereof on Class A-2B Notes
35,835.00
0.00
35,835.00
thereof on Class A-3 Notes
411,666.67
0.00
411,666.67
thereof on Class A-4 Notes
112,568.08
0.00
112,568.08
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
620,448.25
620,448.25
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
47,474,933.94
0.00
47,474,933.94
Principal Distribution Amount
47,474,933.94
47,474,933.94
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
30-Sep-2017
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,900,022.75
0.00
3,900,022.75
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
22,653.57
1,763.27
1,763.27
1,763.27
24,416.84
3,900,022.75
0.00
Notice to Investors

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
30-Sep-2017
Pool Statistics
Securitization Value end of Collection Period
761,432,920.66
Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
45.77%
Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
37,427
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
713,957,986.72
3,191,072.96
0.00
12,250,493.41
21,210,429.95
10,822,937.62
1,560,009,098.90
22,059
20,888
92.67%
1,158,924,346.82
641,408,894.82
7.27%
7.26%
8.35
28.43
Cumulative Turn-in Ratio
Aggregate Base Residual Value
12.34
23.45
Current
As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.58%
60.74%
Delinquency Profile
Delinquency Profile *
0.04%
316,818.14
91-120 Days Delinquent
20,792
61
27
2,165,353.12
710,355,914.81
1,119,900.65
100.00%
20,888
713,957,986.72
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage
Number of Leases
Amount **
99.50%
Current
0.16%
0.30%
31-60 Days Delinquent
61-90 Days Delinquent
8
Delinquency Trigger
4.861%
No
60+ Delinquency Leases to EOP Aggregate Securitization Value
Delinquency Trigger occurred
0.201%

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
30-Sep-2017
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Recoveries
Liquidation Proceeds
Securitization Value of Defaulted Leases, Beg of Collection Period
1,043,170.86
29
177,677.98
717,534.61
Principal Net Credit Loss / (Gain)
147,958.27
20,383,274.69
1,781,231.28
520
14,676,289.54
3,925,753.87
Net Credit Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
0.241%
(0.007)%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization Value
Average Net Credit Loss / (Gain)
3,425.44
0.114%
0.113%
(0.370%)
(0.011%)
Current
Residual Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Sales Proceeds and Other Payments Received
Securitization Value of Liquidated Leases, Beg of Collection Period
Residual Loss / (Gain)
35,608,825.46
1,142
518,275,638.64
16,017
37,174,124.57
520,850,787.74
(1,565,299.11)
(2,575,149.10)
Residual Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
(2.546)%
(2.278)%
Average Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization Value
(0.165)%
(160.78)
(1.911%)
(2.712%)
(1.942%)